Fair Value Measurements - Summary of Changes in Level 3 Assets and Liabilities Measured at Fair Value on Recurring Basis and Realized and Unrealized Gains (Losses) (Details) - Level 3 - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Preference Shares
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Net Realized and Unrealized Gains (Losses) Included in Income	$ (753)	$ (639)
Contingent Consideration for Solutions Infini Acquisition
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Net Realized and Unrealized Gains (Losses) Included in Income	15	71
Recurring Basis | Preference Shares
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair Value Beginning of Year	1,834
Net Realized and Unrealized Gains (Losses) Included in Income	753	639
Other Comprehensive Income (Loss)	(57)	(6)
Change in scope of consolidation		1,201
Fair Value End of Year	2,530	1,834
Recurring Basis | Contingent Consideration for Solutions Infini Acquisition
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair Value Beginning of Year	482	2,232
Net Realized and Unrealized Gains (Losses) Included in Income	(15)	(71)
Other Comprehensive Income (Loss)	23	(72)
Settlements, Net	$ (490)	(1,137)
Gross Transfers Out		(470)
Fair Value End of Year		$ 482